Schedule of Investments

The ARK Israel Innovative Technology ETF

April 30, 2020 (Unaudited)

Investments	Shares	Value
COMMON STOCKS–96.9%

Aerospace & Defense - 7.5%
Bet Shemesh Engines Holdings 1997 Ltd. (Israel)*	21,091	$480,930
Elbit Systems Ltd. (Israel)	4,074	554,536
RADA Electronic Industries Ltd. (Israel)*	110,723	469,466
Total Aerospace & Defense		1,504,932

Biotechnology - 5.0%
Galmed Pharmaceuticals Ltd. (Israel)*	113,306	494,014
UroGen Pharma Ltd.*	23,102	513,096
Total Biotechnology		1,007,110

Communications Equipment - 11.5%
AudioCodes Ltd. (Israel)	21,394	654,870
Ceragon Networks Ltd. (Israel)*	250,200	580,464
Ituran Location and Control Ltd. (Israel)	30,706	543,496
Radware Ltd. (Israel)*	22,982	544,444
Total Communications Equipment		2,323,274

Diversified Telecommunication - 2.6%
Bezeq The Israeli Telecommunication Corp. Ltd. (Israel)*	731,307	522,572

Health Care Equipment & Supplies - 2.6%
Inmode Ltd.*	20,330	528,987

Hotels, Restaurants & Leisure - 3.2%
Fattal Holdings 1998 Ltd. (Israel)	9,472	652,117

Internet & Direct Marketing Retail - 3.0%
Fiverr International Ltd. (Israel)*	15,484	607,437

IT Services - 8.0%
Matrix IT Ltd. (Israel)	27,638	537,934
One Software Technologies Ltd. (Israel)	7,211	535,550
Wix.com Ltd. (Israel)*	4,105	536,975
Total IT Services		1,610,459

Life Sciences Tools & Services - 3.1%
Compugen Ltd. (Israel)*	42,610	617,419

Media - 2.4%
Perion Network Ltd. (Israel)*	98,595	491,989

Pharmaceuticals - 9.9%
Redhill Biopharma Ltd. (Israel)*(a)	65,400	469,572
Sol-Gel Technologies Ltd. (Israel)*	60,759	501,262
Taro Pharmaceutical Industries Ltd.*	7,195	497,246
Teva Pharmaceutical Industries Ltd. (Israel)*(a)	48,497	520,858
Total Pharmaceuticals		1,988,938

Professional Services - 3.1%
Danel Adir Yeoshua Ltd. (Israel)	6,901	625,762

Semiconductors & Semiconductor Equipment - 10.8%
Camtek Ltd. (Israel)	49,550	521,761
Nova Measuring Instruments Ltd. (Israel)*	13,928	533,582
SolarEdge Technologies, Inc.*	5,302	591,650
Tower Semiconductor Ltd. (Israel)*	27,216	523,500
Total Semiconductors & Semiconductor Equipment		2,170,493

Software - 16.2%
Allot Ltd. (Israel)*	51,958	578,293
Check Point Software Technologies Ltd. (Israel)*	4,779	505,331
CyberArk Software Ltd.*	5,652	558,191
Hilan Ltd. (Israel)*	13,863	548,396
Nice Ltd. (Israel)*(a)	3,062	503,087
Sapiens International Corp. NV (Israel)	22,682	561,153
Total Software		3,254,451

Technology Hardware, Storage & Peripherals - 2.7%
Stratasys Ltd.*	31,099	550,452

Wireless Telecommunication Services - 5.3%
Cellcom Israel Ltd. (Israel)*	142,297	525,756
Partner Communications Co. Ltd. (Israel)*	124,735	545,671
Total Wireless Telecommunication Services		1,071,427
Total Common Stocks
(Cost $18,594,231)		19,527,819
MONEY MARKET FUND–0.7%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.15% (b)
(Cost $135,736)	135,736	135,736
Total Investments–97.6%
(Cost $18,729,967)		19,663,555
Other Assets in Excess of Liabilities–2.4%		485,441
Net Assets–100.0%		$20,148,996

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of April 30, 2020.

Country	Value	% of Net Assets
Israel	$16,288,197	80.8%
United States	3,375,358	16.8
Total Investments	19,663,555	97.6
Other Assets in Excess of Liabilities	485,441	2.4
Net Assets	$20,148,996	100.0%

Schedule of Investments (continued)

The ARK Israel Innovative Technology ETF

April 30, 2020 (Unaudited)

Fair Value Measurement

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (ii) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of April 30, 2020, based upon the three levels defined above:

The ARK Israel Innovative Technology ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks(c)	$19,527,819	$–	$–	$19,527,819
Money Market Fund	135,736	–	–	135,736
Total	$19,663,555	$–	$–	$19,663,555

(c) Please refer to the Schedule of Investments to view securities segregated by industry type.